Income tax and tax loss carryforwards, Results for the year (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Results for the year [Abstract]
Combined tax profits (losses)	$ 28,348	$ 1,846,311	$ (775,179)
Income on taxes recognized	$ 4,799	$ 516,732	$ (268,615)
Enacted Income Tax Law rate	30.00%	30.00%	30.00%
Provision for income tax recognized in statement of profit or loss [Abstract]
Income tax	$ (4,799)	$ (3,000)	$ (3,433)
Deferred income tax	0	(513,732)	272,048
Total income tax (expense) benefit	(4,799)	(516,732)	$ 268,615
Grupo TMM and Subsidiaries [Member]
Results for the year [Abstract]
Combined tax profits (losses)	157,448	(432,139)
Subsidiaries [Member]
Results for the year [Abstract]
Income on taxes recognized	15,997	10,000
Provision for income tax recognized in statement of profit or loss [Abstract]
Total income tax (expense) benefit	$ (15,997)	$ (10,000)